Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 1,310,517	$ 2,006,052	$ 2,212,835
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	718	977	1,503
Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	23,200	23,514	22,472
Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	689,117	1,142,840	1,196,640
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	227,751	241,424	230,566
Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	88,851	217,622	260,269
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	280,880	$ 379,675	$ 501,385
Current [member]
Disclosure of other provisions [line items]
Provisions	787,999
Current [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	718
Current [member] | Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	23,200
Current [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	434,658
Current [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	47,239
Current [member] | Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	32,005
Current [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	250,179
Later than one year [member]
Disclosure of other provisions [line items]
Provisions	522,518
Later than one year [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	254,459
Later than one year [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	180,512
Later than one year [member] | Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	56,846
Later than one year [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	$ 30,701